UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-08390
Cash Management Portfolio
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Cash Management Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Certificates of Deposit — 0.6%

Principal Amount
(000’s omitted)	Security	Value

$10,000	Royal Bank of Canada, NY, 1.64%, 5/11/09	$10,003,156

Total Certificates of Deposit
(amortized cost $10,003,156)		$10,003,156

Commercial Paper — 24.1%

Principal Amount
(000’s omitted)	Security	Value

Banks and Money Services — 15.5%

$11,275	Alcon Capital Corp., 0.15%, 5/1/09(1)	$11,275,000
25,000	Alcon Capital Corp., 0.24%, 5/18/09(1)	24,997,167
20,000	Australia and New Zealand Banking Group, Ltd., 1.671%, 10/2/09(1)(2)	20,000,000
21,250	Bank of Nova Scotia, 0.47%, 5/28/09	21,242,509
23,040	Bank of Nova Scotia, 0.74%, 5/11/09	23,035,264
25,000	BNP Paribas Finance, Inc., 1.202%, 9/2/09	24,896,494
15,000	Danske Corp., 0.82%, 6/30/09(1)	14,979,500
17,000	Danske Corp., 1.02%, 5/26/09(1)	16,987,959
10,000	ING (US) Funding, LLC, 0.62%, 6/1/09	9,994,661
25,000	JPMorgan Chase & Co., 0.18%, 5/14/09	24,998,375
25,000	Nordea North America, Inc., 0.40%, 6/16/09	24,987,222
20,000	Nordea North America, Inc., 0.78%, 6/3/09	19,985,700
20,000	Societe Generale North America, Inc., 0.25%, 5/14/09	19,998,195
15,000	Societe Generale North America, Inc., 0.70%, 7/1/09	14,982,208

		$272,360,254

Beverages — 2.9%

$25,000	Coca-Cola Co., 0.33%, 7/31/09(1)	$24,979,146
25,000	Coca-Cola Co., 0.40%, 5/13/09(1)	24,996,667

		$49,975,813

Diversified Manufacturing — 1.4%

$25,000	Honeywell International, 0.25%, 6/30/09(1)	$24,989,583

		$24,989,583

Drugs — 1.4%

$24,092	Abbott Laboratories, 0.20%, 5/15/09(1)	$24,090,126

		$24,090,126

Oil and Gas-Equipment and Services — 2.9%

$25,000	ConocoPhillips Co., 0.27%, 5/4/09(1)	$24,999,438
25,000	ConocoPhillips Co., 0.28%, 5/7/09(1)	24,998,833

		$49,998,271

Total Commercial Paper
(amortized cost $421,414,047)		$421,414,047

Corporate Bonds & Notes — 14.5%

Principal Amount
(000’s omitted)	Security	Value

Banks and Money Services — 12.5%

$12,000	American Honda Finance Corp., MTN, 1.364%, 5/5/09(2)(3)	$12,000,000
7,250	Australia and New Zealand Banking Group, Ltd., 1.471%, 10/2/09(2)(3)	7,250,000
17,250	Bank of America Corp., 1.397%, 10/3/09(2)(3)	17,250,000
25,000	Citigroup Funding Inc., MTN, 2.116%, 5/8/09(2)	24,999,929
7,400	Commonwealth Bank of Australia, MTN, 1.397%, 10/2/09(2)(3)	7,400,000
9,500	Goldman Sachs Group, Inc., 6.65%, 5/15/09	9,511,517
10,000	IBM International Group Capital, 1.47%, 9/25/09(2)(3)	10,000,000
18,500	ING Bank NV, 1.496%, 7/24/09(2)(3)	18,500,000
13,500	Merrill Lynch & Co., MTN, 3.051%, 5/20/09(2)	13,498,266
20,000	National Australia Bank, Ltd., 1.353%, 9/11/09(2)(3)	19,982,365
15,000	National Australia Bank, Ltd., 1.507%, 10/6/09(2)(3)	15,000,000
25,000	Rabobank Nederland NV, 1.431%, 10/9/09(2)(3)	25,000,000
2,800	Royal Bank of Canada, NY, 3.875%, 5/4/09	2,800,762
20,000	Societe Generale North America, Inc., 1.676%, 9/4/09(2)(3)	20,000,000
15,000	Wells Fargo & Co., 1.42%, 9/15/09(2)	14,999,455

		$218,192,294

Electrical and Electronic Equipment — 0.8%

$14,500	General Electric Capital Corp., MTN, 1.356%, 8/31/09(2)	$14,500,467

		$14,500,467

See notes to financial statements

Cash Management Portfolio as of April 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insurance — 1.2%

$21,350	MetLife Global Funding I, 1.419%, 8/7/09(2)(3)	$21,350,000

		$21,350,000

Total Corporate Bonds & Notes
(amortized cost $254,042,761)		$254,042,761

U.S. Government Agency Obligations — 60.8%

Principal Amount
(000’s omitted)	Security	Value

Federal Home Loan Bank:
$25,000	0.311%, 7/7/09(2)	$25,000,000
20,000	0.73%, 2/5/10(2)	20,000,000
25,000	1.10%, 3/10/10	25,072,985
50,000	Discount Note, 0.05%, 5/1/09	50,000,000
42,040	Discount Note, 0.23%, 5/6/09	42,038,657
40,000	Discount Note, 0.24%, 5/22/09	39,994,400
27,500	Discount Note, 0.245%, 5/29/09	27,494,760
76,293	Discount Note, 0.36%, 5/29/09	76,271,638
21,200	Discount Note, 0.13%, 6/2/09	21,197,550
25,000	Discount Note, 0.12%, 6/8/09	24,996,833
30,000	Discount Note, 0.21%, 6/8/09	29,993,350
10,000	Discount Note, 0.32%, 7/21/09	9,992,800
25,000	Discount Note, 0.85%, 1/4/10	24,853,611
15,000	Discount Note, 0.84%, 4/1/10	14,882,750

		$431,789,334

Federal Home Loan Mortgage Corp.:
$9,250	1.05%, 2/4/10	$9,247,172
25,000	1.085%, 2/4/10(2)	25,000,000
9,500	1.30%, 4/1/10	9,492,580
7,000	Discount Note, 0.40%, 5/12/09	6,999,145
35,000	Discount Note, 0.39%, 5/28/09	34,989,763
50,000	Discount Note, 0.47%, 6/22/09	49,966,056
684	Discount Note, 0.35%, 6/24/09	683,641
10,000	Discount Note, 0.43%, 6/26/09	9,993,311
16,672	Discount Note, 0.195%, 6/29/09	16,666,672
50,000	Discount Note, 0.35%, 6/30/09	49,970,833
33,824	Discount Note, 0.37%, 7/20/09	33,796,189
75,000	Discount Note, 0.46%, 7/28/09	74,915,667
26,009	Discount Note, 0.36%, 7/29/09	25,985,852
20,700	Discount Note, 0.36%, 8/3/09	20,680,542
15,698	Discount Note, 0.53%, 8/24/09	15,671,422
50,000	Discount Note, 0.565%, 8/31/09	49,904,264
25,000	Discount Note, 0.42%, 9/28/09	24,956,250
6,000	Discount Note, 0.75%, 11/20/09	5,974,625

		$464,893,984

Federal National Mortgage Association:
$23,000	0.913%, 7/28/09(2)	$23,024,360
17,000	Discount Note, 0.40%, 6/18/09	16,990,933
12,969	Discount Note, 0.555%, 7/22/09	12,952,605
37,311	Discount Note, 0.36%, 7/31/09	37,277,047
25,000	Discount Note, 0.30%, 8/24/09	24,976,042
11,529	Discount Note, 0.54%, 10/16/09	11,499,947
25,000	Discount Note, 0.59%, 12/28/09	24,901,257
14,500	Discount Note, 0.90%, 1/15/10	14,406,113

		$166,028,304

Total U.S. Government Agency Obligations
(amortized cost $1,062,711,622)		$1,062,711,622

Total Investments — 100.0%
(amortized cost $1,748,171,586)(4)		$1,748,171,586

Other Assets, Less Liabilities — 0.0%		$393,897

Net Assets — 100.0%		$1,748,565,483

MTN - Medium-Term Note

(1)	A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(2)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2009.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2009, the aggregate value of the securities is $173,732,365 or 9.9% of the Portfolio’s net assets.

(4)	Cost for federal income taxes is the same.

See notes to financial statements

Cash Management Portfolio as of April 30, 2009

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2009

Assets

Investments, at amortized cost	$1,748,171,586
Cash	40,504
Interest receivable	1,286,470

Total assets	$1,749,498,560

Liabilities

Payable to affiliate for investment adviser fee	$868,640
Payable to affiliate for Trustees’ fees	4,208
Accrued expenses	60,229

Total liabilities	$933,077

Net assets applicable to investors’ interest in Portfolio	$1,748,565,483

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$1,748,565,483

Total	$1,748,565,483

Statement of Operations

For the Six Months Ended
April 30, 2009

Investment Income

Interest	$11,115,566

Total investment income	$11,115,566

Expenses

Investment adviser fee	$5,367,641
Trustees’ fees and expenses	23,960
Custodian fee	141,380
Legal and accounting services	40,214
Miscellaneous	34,490

Total expenses	$5,607,685

Deduct —
Reduction of custodian fee	$716

Total expense reductions	$716

Net expenses	$5,606,969

Net investment income	$5,508,597

Realized Gain (Loss)

Net realized gain (loss) —
Investment transactions (identified cost basis)	$1,990,753

Net realized gain	$1,990,753

Net increase in net assets from operations	$7,499,350

See notes to financial statements

Cash Management Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Six Months Ended
Increase (Decrease)	April 30, 2009	Year Ended
in Net Assets	(Unaudited)	October 31, 2008

From operations —
Net investment income	$5,508,597	$70,291,688
Net realized gain (loss) from investment transactions	1,990,753	(2,656,769)

Net increase in net assets from operations	$7,499,350	$67,634,919

Capital transactions —
Contributions	$10,515,791,928	$28,466,153,328
Withdrawals	(11,081,702,277)	(27,928,406,024)

Net increase (decrease) in net assets from capital transactions	$(565,910,349)	$537,747,304

Net increase (decrease) in net assets	$(558,410,999)	$605,382,223

Net Assets

At beginning of period	$2,306,976,482	$1,701,594,259

At end of period	$1,748,565,483	$2,306,976,482

See notes to financial statements

Cash Management Portfolio as of April 30, 2009

FINANCIAL STATEMENTS CONT’D

Supplementary Data

	Six Months Ended					Year Ended December 31,
	April 30, 2009		Year Ended	Period Ended
	(Unaudited)		October 31, 2008	October 31, 2007(1)		2006		2005		2004	2003

Ratios/Supplemental Data

Ratios (As a percentage of average daily net assets):
Expenses before custodian fee reduction(2)	0.51	%(3)	0.50%	0.51	%(3)	0.54%		0.60%		0.59%	0.57%
Net investment income	0.50	%(3)	3.02%	4.88	%(3)	4.67%		2.63%		0.78%	0.59%

Total Return	0.25	%(5)	3.10%	4.14	%(5)	4.60	%(4)	2.67	%(4)	0.78%	0.60%

(1)	For the ten months ended October 31, 2007. The Portfolio changed its fiscal year-end from December 31 to October 31.

(2)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(3)	Annualized.

(4)	During the years ended December 31, 2006 and 2005, the investment adviser reimbursed the Portfolio for net losses realized on the disposal of investments which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the years ended December 31, 2006 and 2005.

(5)	Not annualized.

See notes to financial statements

Cash Management Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Cash Management Portfolio (the Portfolio) is a New York trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide as high a rate of income as may be consistent with preservation of capital and maintenance of liquidity. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2009, Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund held an interest of 13.7% and 7.2%, respectively, in the Portfolio. The Portfolio is also available to other portfolios and funds managed by Boston Management and Research (BMR) and Eaton Vance Management (EVM) and its affiliates for short-term investment purposes. At April 30, 2009, other portfolios and funds managed by BMR and EVM and its affiliates held interests totaling 79.1% of the Portfolio’s net assets, of which Large-Cap Value Portfolio held a greater than 10% interest (10.3%).

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The Portfolio generally values its investment securities utilizing the amortized cost valuation technique permitted by Rule 2a-7 of the 1940 Act, pursuant to which the Portfolio must comply with certain conditions. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, the Portfolio may value its investment securities based on available market quotations provided by a pricing service.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of April 30, 2009, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

Cash Management Portfolio as of April 30, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

H  Interim Financial Statements — The interim financial statements relating to April 30, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by BMR, a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate 0.50% of the Portfolio’s average daily net assets up to $1 billion, 0.475% from $1 billion up to $2 billion, 0.450% from $2 billion up to $5 billion, and at reduced rates as net assets exceed that level, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. For the six months ended April 30, 2009, the adviser fee was 0.49% (annualized) of the Portfolio’s average daily net assets and amounted to $5,367,641.

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3   Purchases and Sales of Investments

Purchases and sales of investments, including maturities and paydowns, for the six months ended April 30, 2009 were as follows:

Purchases

Investments (non-U.S. Government)	$10,072,381,187
U.S. Government and Agency Securities	6,986,907,729

$17,059,288,916

Sales

Investments (non-U.S. Government)	$10,235,053,056
U.S. Government and Agency Securities	7,239,892,166

$17,474,945,222

4   Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2009.

5   Fair Value Measurements

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized costs approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

At April 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

		Investments in
	Valuation Inputs	Securities

Level 1	Quoted Prices	$—
Level 2	Other Significant Observable Inputs	1,748,171,586
Level 3	Significant Unobservable Inputs	—

Total		$1,748,171,586

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 27, 2009, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2009. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Money Market Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2009, the Board met eighteen times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, five, six, six and six times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Cash Management Portfolio (the “Portfolio”), the portfolio in which Eaton Vance Cash Management Fund and Eaton Vance Money Market Fund (the “Funds”) invest, with Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board specifically noted the Adviser’s experience in managing portfolios consisting of high quality money market instruments and short-term obligations. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Portfolio by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. Each Fund is maintained by the Adviser primarily as an administrative convenience for shareholders of other Eaton Vance Funds and is not actively marketed to the public as a stand-alone investment product.

The Board considered the Adviser’s recommendations for Board action and other steps taken in response to the unprecedented dislocations experienced in the capital markets over recent periods, including sustained periods of high volatility, credit disruption and

Eaton Vance Money Market Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF INVESTMENT ADVISORY AGREEMENT CONT’D

government intervention. In particular, the Board considered the Adviser’s efforts and expertise with respect to each of the following matters as they relate to each Fund and/or other funds within the Eaton Vance family of funds: (i) negotiating and maintaining the availability of bank loan facilities and other sources of credit used for investment purposes or to satisfy liquidity needs; (ii) establishing the fair value of securities and other instruments held in investment portfolios during periods of market volatility and issuer-specific disruptions; and (iii) the ongoing monitoring of investment management processes and risk controls.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2008 for each Fund. On the basis of the foregoing and other relevant information, the Board concluded that, under the circumstances, the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Portfolio and each Fund (referred to collectively as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2008, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered that the Adviser had waived fees and/or paid expenses for each Fund.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and each Fund’s total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio, each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Portfolio and the Fund.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Funds to continue to share such benefits equitably.

Eaton Vance Money Market Funds

OFFICERS AND TRUSTEES

Eaton Vance Cash Management Fund
Eaton Vance Money Market Fund

Officers
Thomas E. Faust Jr.
President and Trustee

William H. Ahern, Jr.
Vice President

John R. Baur
Vice President

Michael A. Cirami
Vice President

Cynthia J. Clemson
Vice President

Charles B. Gaffney
Vice President

Christine M. Johnston
Vice President

Aamer Khan
Vice President

Thomas H. Luster
Vice President

Robert B. MacIntosh
Vice President

Jeffrey A. Rawlins
Vice President

Duncan W. Richardson
Vice President

Judith A. Saryan
Vice President

Susan Schiff
Vice President

Thomas Seto
Vice President

David M. Stein
Vice President

Dan R. Strelow
Vice President

Mark S. Venezia
Vice President

Adam A. Weigold
Vice President

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Eaton Vance Money Market Funds

OFFICERS AND TRUSTEES CONT’D

Cash Management Portfolio

Officers Duke E. Laflamme President Thomas H. Luster Vice President Barbara E. Campbell Treasurer Maureen A. Gemma Secretary and Chief Legal Officer Paul M. O’Neil Chief Compliance Officer	Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

This Page Intentionally Left Blank

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Investment Adviser of Cash Management Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Fund Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PNC Global Investment Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Mutual Funds Trust
Two International Place
Boston, MA 02110
This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

131-6/09	MMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR..
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Cash Management Portfolio

By:	/s/ Duke E. Laflamme Duke E. Laflamme
President
Date:    June 12, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell
Treasurer
Date:    June 12, 2009

By:	/s/ Duke E. Laflamme

Duke E. Laflamme
President
Date:    June 12, 2009